Financial instruments - Fair value - Level 2 instruments, narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 1,694,248	$ 1,542,815
Financial assets measured at fair value | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	322,748	56,802
Financial assets measured at fair value | Derivative instruments | Cash flow hedges | Level 2
Disclosure of financial assets [line items]
Financial assets	$ 322,700	$ 56,800